BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current	$ 328	$ 0
Non-current	4,249	3,556
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Total	$ 4,577	$ 3,556